Long-term debt, Terms and Repayment Schedule (Details)													12 Months Ended
		Oct. 30, 2024 USD ($)	Oct. 28, 2024 USD ($)	Sep. 12, 2024 USD ($)	May 14, 2024 USD ($)	Apr. 09, 2024 MXN ($)	Mar. 20, 2024	Feb. 01, 2024 USD ($)	Jan. 18, 2024 USD ($)	Jan. 05, 2024 MXN ($)	Sep. 14, 2023 MXN ($)	Aug. 22, 2023 MXN ($)	Dec. 31, 2024 MXN ($) Room Tranche	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 03, 2024 MXN ($)	Oct. 17, 2024 USD ($)	Oct. 02, 2024 USD ($)	Sep. 30, 2024 USD ($) Loan	May 26, 2024 USD ($)	May 24, 2024 MXN ($)	Apr. 26, 2024 USD ($)	Apr. 11, 2024 MXN ($)	Apr. 09, 2024 USD ($)	Mar. 27, 2024 USD ($)	Mar. 26, 2024 USD ($)	Feb. 26, 2024 USD ($)	Jan. 26, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 MXN ($)	Oct. 31, 2023 MXN ($)	Aug. 24, 2023 USD ($)	Jun. 26, 2023 USD ($)	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023	Feb. 28, 2023 MXN ($)	Oct. 10, 2022 USD ($)	Oct. 18, 2018 USD ($)
Terms and repayment schedule [Abstract]
Currency	[1]												MXN
Accrued interest payable													$ 346,134,418	$ 108,029,151
Total loans													11,174,200,426	6,682,672,814
Current installments													3,481,380,489	2,039,355,678
Long-term debt, excluding current installments													$ 7,692,819,937	4,643,317,136
Credit line																				$ 18,149,309
Number of loans | Loan																				3
Number of tranches | Tranche													2
Proceeds from borrowings													$ 8,964,217,491	2,116,176,076	$ 2,237,181,037
Percentage of shares original shareholder obtained							87.20%
Annual interest rate																				15.00%
Interest payment on borrowings													$ 565,772,570	257,726,242	$ 45,065,474
Guarantee deposits														14,769,966
GIC I Hotel [Member]
Terms and repayment schedule [Abstract]
Number of rooms under construction | Room													1,016
Maximum [Member] | GIC I Hotel [Member]
Terms and repayment schedule [Abstract]
Number of rooms under construction | Room													1,016
Banco Nacional de Comercio Exterior S.N.C. Institucion de Banca de Desarrollo ("Bancomext") [Member]
Terms and repayment schedule [Abstract]
Credit line																																			$ 100,000,000	$ 75,000,000
Sabadell, S.A. Institucion de Banca Multiple ("Sabadell") [Member]
Terms and repayment schedule [Abstract]
Credit line																																	$ 10,000,000
Sabadell, S.A. Institucion de Banca Multiple ("Sabadell") [Member] | SOFR [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate													4.0116%			4.0116%
Nacional Financiera, Sociedad Nacional de Credito, Institucion de Banca de Desarrollo [Member]
Terms and repayment schedule [Abstract]
Maturity													October 28, 2027
Credit line			$ 54,942,059															$ 70,378,287
Proceeds from borrowings			$ 54,942,059
Nacional Financiera, Sociedad Nacional de Credito, Institucion de Banca de Desarrollo [Member] | SOFR [Member] | First Year [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate			3.75%
Nacional Financiera, Sociedad Nacional de Credito, Institucion de Banca de Desarrollo [Member] | SOFR [Member] | Second Year [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate			4.00%
Nacional Financiera, Sociedad Nacional de Credito, Institucion de Banca de Desarrollo [Member] | SOFR [Member] | Third Year [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate			4.25%
Bancomext [Member]
Terms and repayment schedule [Abstract]
Maturity													36-month
Total loans																$ 2,029,100,000
Credit line																31,480,000						$ 63,051,049		$ 137,615,652
Loan amount payable period													18 months
Exitus Capital S.A.P.I de C. V. ENR ("Exitus Capital") [Member]
Terms and repayment schedule [Abstract]
Credit line																15,000,000				$ 15,000,000
Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Total loans														18,391,571							$ 374,000		$ 325,000				$ 311,000	$ 316,000	$ 70,000	$ 1,088,677
Credit line																$ 2,500,000				2,434,012
Termination period													36 months
Payment of loans											$ 75,130,254
Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Maturity													December 30, 2025
Total loans																																		$ 972,300
Credit line																				$ 715,297
Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[2]												15.00%			15.00%
Borrowings gross	[2]												$ 373,168,040	0
Administradora de Soluciones de Capital, S.A. de C.V. SOFOM ENR (Finamo) [Member]
Terms and repayment schedule [Abstract]
Maturity													12 months
Borrowings gross																	$ 144,493,360
Annual interest rate																	22.00%
Finamo [Member]
Terms and repayment schedule [Abstract]
Total loans										$ 350,000,000
Proceeds from borrowings									$ 26,000,000	$ 350,000,000
Annual interest rate									15.00%	17.00%
Sale and lease back agreement																															$ 60,000,000	$ 60,000,000						$ 350,000,000
Termination period													48 months
Prepayment of loans																			$ 3,661,930
Senior Notes [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate				11.00%
Maturity													September 12, 2031
Proceeds from issuance of notes				$ 300,000,000
Senior Notes [Member] | Payment In Kind PIK [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate				2.00%
Interest capitalization period													3 years
ALG [Member]
Terms and repayment schedule [Abstract]
Annual interest rate																																					10.00%
Interest payment on borrowings													$ 0
Santander International [Member]
Terms and repayment schedule [Abstract]
Credit line																										$ 2,000,000	1,500,000
Payment of loans		$ 500,000
Syndicated Secured Mortgage Loan [Member]
Terms and repayment schedule [Abstract]
Maturity													February 5, 2033
Credit line																$ 30,000,000																	$ 45,000,000
Syndicated Secured Mortgage Loan [Member] | Maximum [Member]
Terms and repayment schedule [Abstract]
Credit line																160,000,000
Syndicated Secured Mortgage Loan [Member] | SOFR [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate																																	4.0116%
Tranche B [Member]
Terms and repayment schedule [Abstract]
Credit line																																	$ 35,000,000
Tranche C [Member]
Terms and repayment schedule [Abstract]
Credit line																																	$ 10,000,000
Proceeds from borrowings					$ 4,000,000			$ 6,000,000
Percentage of shares original shareholder obtained						60.00%
Loan commitment																									$ 6,000,000
Sofoplus S.A.P.I de C. V., SOFOM ER [Member]
Terms and repayment schedule [Abstract]
Credit line																$ 15,000,000
Payment of loans												$ 57,593,160
Murano World, S. A. de C. V. ("Murano World") [Member]
Terms and repayment schedule [Abstract]
Maturity						6 months							November 5, 2025
Credit line																										$ 2,000,000	$ 1,500,000
Proceeds from borrowings						$ 100,000,000
Annual interest rate																									22.00%
Fideicomiso Murano [Member]
Terms and repayment schedule [Abstract]
Cost to obtain loans and commissions														(46,187,476)
Total loans													$ 0	3,890,568,181
Fideicomiso Murano [Member] | Banco Nacional de Comercio Exterior S.N.C. Institucion de Banca de Desarrollo ("Bancomext") [Member]
Terms and repayment schedule [Abstract]
Currency	[3]												USD
Maturity	[3]												2033
Borrowings gross	[3]												$ 0	$ 1,013,610,000
Fideicomiso Murano [Member] | Banco Nacional de Comercio Exterior S.N.C. Institucion de Banca de Desarrollo ("Bancomext") [Member] | SOFR [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[3]												4.0116%	4.0116%		4.0116%														4.0116%
Fideicomiso Murano [Member] | Ciaxabank, S.A. Institucion de Banca Multiple ("Caixabank") [Member]
Terms and repayment schedule [Abstract]
Currency	[3]												USD
Maturity	[3]												2033
Borrowings gross	[3]												$ 0	$ 1,013,610,000
Fideicomiso Murano [Member] | Ciaxabank, S.A. Institucion de Banca Multiple ("Caixabank") [Member] | SOFR [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[3]												4.0116%	4.0116%		4.0116%														4.0116%
Fideicomiso Murano [Member] | Sabadell, S.A. Institucion de Banca Multiple ("Sabadell") [Member]
Terms and repayment schedule [Abstract]
Currency	[3]												USD
Maturity	[3]												2033
Borrowings gross	[3]												$ 0	$ 844,675,000
Fideicomiso Murano [Member] | Sabadell, S.A. Institucion de Banca Multiple ("Sabadell") [Member] | SOFR [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[3]												4.0116%	4.0116%		4.0116%														4.0116%
Fideicomiso Murano [Member] | Avantta Sentir Comun, S. A. de C.V., SOFOM, E.N.R. (Avantta) [Member] | SOFR [Member]
Terms and repayment schedule [Abstract]
Currency	[3]												USD
Nominal interest rate	[3]												4.0116%			4.0116%
Maturity	[3]												2033
Borrowings gross	[3]												$ 0
Fideicomiso Murano [Member] | Nacional Financiera, Sociedad Nacional de Credito, Institucion de Banca de Desarrollo [Member]
Terms and repayment schedule [Abstract]
Currency	[3]												USD
Maturity	[3]												2033
Borrowings gross	[3]												$ 0	$ 1,010,419,654
Fideicomiso Murano [Member] | Nacional Financiera, Sociedad Nacional de Credito, Institucion de Banca de Desarrollo [Member] | SOFR [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[3]												4.0116%	4.0116%		4.0116%														4.0116%
Fideicomiso Murano [Member] | Bancomext [Member]
Terms and repayment schedule [Abstract]
Currency	[4]												MXN
Borrowings gross	[4]												$ 0	$ 54,441,003
Fideicomiso Murano [Member] | Bancomext [Member] | TIIE [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[4]												2.75%	2.75%		2.75%														2.75%
Borrowings tenor	[4]												91 days	91 days
Inmobiliaria Insurgentes [Member]
Terms and repayment schedule [Abstract]
Cost to obtain loans and commissions													$ (17,038,019)	$ (18,383,126)
Total loans													$ 2,012,028,406	1,669,094,131
Inmobiliaria Insurgentes [Member] | Bancomext [Member]
Terms and repayment schedule [Abstract]
Currency	[5]												USD
Maturity	[5]												2037
Borrowings gross	[5]												$ 2,029,066,425	$ 1,687,477,257
Inmobiliaria Insurgentes [Member] | Bancomext [Member] | SOFR [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[5]												3.50%	3.50%		3.50%														3.50%
Inmobiliaria Insurgentes [Member] | Syndicated Secured Mortgage Loan [Member]
Terms and repayment schedule [Abstract]
Total loans																																							$ 7,500,000	$ 49,753,000
Credit line																																			$ 100,000,000	$ 25,000,000
Murano World [Member]
Terms and repayment schedule [Abstract]
Cost to obtain loans and commissions													$ (7,833,206)	$ (11,658,806)
Total loans													$ 1,232,739,610	$ 1,002,593,581
Murano World [Member] | Exitus Capital S.A.P.I de C. V. ENR ("Exitus Capital") [Member]
Terms and repayment schedule [Abstract]
Currency	[6]												USD
Nominal interest rate	[6]												15.00%	15.00%		15.00%														15.00%
Maturity	[6]												2025
Borrowings gross	[6]												$ 0	$ 253,402,500
Murano World [Member] | Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Currency	[7]												USD
Nominal interest rate	[7]												15.00%	15.00%		15.00%														15.00%
Maturity	[7]												2025
Borrowings gross	[7]												$ 0	$ 14,862,566
Murano World [Member] | Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Currency	[8]												USD
Nominal interest rate	[8]												15.00%	15.00%		15.00%														15.00%
Maturity	[8]												2025
Borrowings gross	[8]												$ 0	$ 18,391,571
Murano World [Member] | Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Currency	[2]												USD
Maturity	[2]												2026
Murano World [Member] | Administradora de Soluciones de Capital, S.A. de C.V. SOFOM ENR (Finamo) [Member]
Terms and repayment schedule [Abstract]
Currency	[9]												USD
Nominal interest rate	[1]												22.00%			22.00%
Maturity	[1]												2025
Borrowings gross	[1]												$ 144,493,360	$ 0
Murano World [Member] | Finamo [Member]
Terms and repayment schedule [Abstract]
Currency	[10]												MXN
Nominal interest rate	[10]												15.76%	15.76%		15.76%														15.76%
Maturity	[10]												2027
Borrowings gross	[10]												$ 282,011,355	$ 364,390,142
Murano World [Member] | ALG [Member]
Terms and repayment schedule [Abstract]
Currency	[11]												USD
Nominal interest rate	[11]												10.00%	10.00%		10.00%														10.00%
Maturity	[11]												2030
Borrowings gross	[11]												$ 410,206,000	$ 337,870,000
Murano World [Member] | Santander International [Member]
Terms and repayment schedule [Abstract]
Currency	[12]												USD
Maturity	[12]												2025
Borrowings gross	[12]												$ 30,694,061	$ 25,335,608
Murano World [Member] | Santander International [Member] | Best rate [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[12]												0.80%	0.80%		0.80%														0.80%
Edificaciones BVG [Member]
Terms and repayment schedule [Abstract]
Total loans													$ 4,776,175	$ 12,387,770
Edificaciones BVG [Member] | Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Total loans	[13]												4,776,175	12,387,770
Murano P.V. [Member]
Terms and repayment schedule [Abstract]
Cost to obtain loans and commissions													(26,599,533)	0
Total loans													$ 1,658,439,104	$ 0
Murano P.V. [Member] | Administradora de Soluciones de Capital, S.A. de C.V. SOFOM ENR (Finamo) [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[9]												15.00%	0.00%		15.00%														0.00%
Maturity	[9]												2030
Total loans	[9]												$ 458,160,522
Murano P.V. [Member] | NAFIN [Member]
Terms and repayment schedule [Abstract]
Currency	[14]												USD
Murano P.V. [Member] | NAFIN [Member] | SOFR [Member]
Terms and repayment schedule [Abstract]
Maturity	[14]												2027
Total loans	[14]												$ 1,126,878,115
Murano P.V. [Member] | NAFIN [Member] | SOFR [Member] | First Year [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[14]												3.75%			3.75%
Murano P.V. [Member] | NAFIN [Member] | SOFR [Member] | Second Year [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[14]												4.00%			4.00%
Murano P.V. [Member] | NAFIN [Member] | SOFR [Member] | Third Year [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[14]												4.25%			4.25%
Murano P.V. [Member] | ASC Finamo [Member]
Terms and repayment schedule [Abstract]
Currency	[15]												MXN
Nominal interest rate	[15]												22.00%	0.00%		22.00%														0.00%
Maturity	[15]												2025
Total loans	[15]												$ 100,000,000
Fideicomiso 4323 [Member]
Terms and repayment schedule [Abstract]
Cost to obtain loans and commissions													(233,007,287)	$ 0
Total loans													$ 5,920,082,713	$ 0
Fideicomiso 4323 [Member] | Senior Notes [Member]
Terms and repayment schedule [Abstract]
Currency	[16]												USD
Nominal interest rate	[16]													11.00%																11.00%
Maturity	[16]												2031
Total loans	[16]												$ 6,153,090,000
Fideicomiso 4323 [Member] | Senior Notes [Member] | Payment In Kind PIK [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[16]													2.00%																2.00%

[1]	On December 3, 2024, Murano World, as borrower and the major shareholders of the Group as joint obligors signed a loan agreement with Administradora de Soluciones de Capital, S.A. de C.V. SOFOM E.N.R. (Finamo) in the amount of $144,493,360 with maturity of 12 months and pays interest in a two-month period at the annual rate of 22%. See note 20 for additional details about defaults subsequent to December 31, 2024.
[2]	On September 30, 2024, Murano World restructured its debt with Exitus Capital and substitute the remaining balance of the three loans described in the sections (4) (5) and (6) above in the amounts of U.S.$15,000,000, U.S.$2,434,012 and U.S.$715,297, respectively. The amount of the new credit line was U.S.$18,149,309. The new loan requires us to pay interest quarterly at the annual interest rate of 15% starting October 1, 2024, with maturity on December 30, 2025. See note 20 for additional details about defaults subsequent to December 31, 2024
[3]	Syndicated secured mortgage loan of up to U.S.$160,000,000. Operadora GIC I is jointly liable for this loan as well as Operadora GIC II and Murano World. On July 11, 2022, NAFIN joined the syndicated loan under the same terms as the other lenders, granting U.S.$34,811,150 to Fideicomiso Murano 2000. On August 24, 2023, the Group restructured the syndicated loan to increase the credit line by U.S.$45,000,000, with a variable interest rate based on 3M SOFR rate with a fixed spread of 4.0116%. The credit extension was documented through two additional tranches of debt: Tranche B of U.S.$35,000,000 to be used to finalize the construction of phase one of the GIC Complex and Tranche C of U.S.$10,000,000 to be used to cover additional project costs and capital requirements for the development of the GIC Complex. NAFIN is funding U.S.$35,000,000 under Tranche B and Sabadell is funding the remaining U.S.$10,000,000 under Tranche C to Fideicomiso Murano 2000.On February 1, 2024, the Group received U.S.$6,000,000 related to Tranche C. On April 9, 2024, an amendment to the syndicated secured mortgage loan of Fideicomiso Murano 2000 was signed by and between Avantta Sentir Común, S. A. de C.V., SOFOM, E.N.R., as adherent creditor and assignee, Sabcapital, S.A. de C.V., SOFOM, E.R., as the assignor, with the appearance of Sabadell in its capacity as administrative and collateral whereby the assignor assigned and transferred to the assignee its rights and obligations owned as a Tranche C creditor representing 60% of the tranche C commitment, amounting to U.S. $6,000,000.00 as the assigned amount. On May 14, 2024, the Group received the remaining U.S.$4,000,000 related to the tranche C of this Syndicated loan. On September 12, 2024, the balance of this loan was repaid in full in connection with the issuance of the Senior Notes described in section (16) below.
[4]	Secured loan under a credit line of up to U.S. $31,480,000 to finance VAT receivable with a 36-month maturity or earlier on collection of such VAT receivables from Mexican authorities, with unpaid balances, if any, after 36 months payable within 18 months. On December 18, 2023, the Group and the lender extended the maturity period of this loan to December 2024. On April 11, 2024, and May 24, 2024, the Group received $137,615,652 and $63,051,049, respectively. As of September 12, 2024, the balance of this loan was repaid in full in connection with the issuance of the Senior Notes described in section (16) below.
[5]	On October 18, 2018, Inmobiliaria Insurgentes 421 obtained a U.S.$49,753,000 unsecured loan. This loan was renegotiated to U.S.$7,500,000 on October 10, 2022, with this loan, the Group repaid fully the first loan, including interest. This loan is secured by the Insurgentes Complex with OHI421 and OHI421 Premium jointly liable and with the pledge of the Murano PV shares. In May 2023, the Group restructured this loan with an increase of U.S.$25,000,000 giving a total credit line of U.S.$100,000,000. On April 4, 2024, the Group amended the loan agreement between Inmobiliaria Insurgentes 421 and Bancomext. The main change included reducing the amount of the principal payments from April 2024 to April 2025, as well as receiving an event of default waiver from Bancomext, in connection with the borrower’s funding obligations in respect of the debt service reserve accounts. The parties executed an amendment and waiver agreement to provide new terms and conditions with respect to the funding obligations of the debt service reserve accounts. As of December 31, 2024, the Group has not fully funded the debt services reserve accounts, resulting in a covenant breach. The loan has not been accelerated, and the creditor has not notified an intention to do so. The Group has requested a waiver of this breach from the lender. As of December 31, 2024, the entire balance is classified as a current liability.
[6]	Syndicated secured mortgage loan of U.S.$30,000,000 (U.S.15,000,000 granted by Exitus and U.S.$15,000,000 granted by Sofoplus) with the major shareholders of the Group as joint obligors.
[7]	Loan agreement up to U.S.$2,500,000 with the major shareholders as joint obligors. As of December 31, 2023, the total amount drawn was $18,391,571 (U.S. $1,088,677). On January 26, 2024, February 26, 2024, March 26, 2024, April 26, 2024 and May 26, 2024, the Group drew U.S.$70,000, U.S.$316,000, U.S.$311,000, U.S.$325,000 and U.S.$374,000 respectively.
[8]	Loan agreement for U.S.$972,300 signed on June 26, 2023.
[9]	On January 5, 2024, the Group signed a loan agreement with Finamo for $350,000,000 at a fixed annual interest rate of 17%; funds were received on the same date. On January 5, 2024, the Company and the major shareholder of the Group as joint obligor, also signed an additional loan agreement with Fínamo for U.S.$26,000,000 at a fixed annual interest rate of 15%. Thefunds were received on January 18, 2024, and part of this loan was used to pay the $350,000,000 described above. Unit 3 of the land in Grand Island was given as a guarantee under this loan agreement. On October 2, 2024, the Group make a prepayment of U.S. $3,661,930. See note 20 for additional details about defaults subsequent to December 31, 2024.
[10]	Sale and lease back agreement signed with Finamo in February 2023 for an amount of $350,000,000 with a 48-month termination period. The agreement includes the pledge of plots of land as security in La Punta Baja Mar that are subject to a registered debenture. The Group signed additional sale and lease back agreements for $60,000,000 in October and November 2023. See Note 13 for additional details about defaults subsequent to December 31, 2024.
[11]	Secured loan agreement signed by Murano World, in March 31, 2023, for purchase and development of the beach club, which also guarantees this loan. This loan accrues interest at an annual rate of 10%. The interest payment due in December 2024 was not made, and as result, this loan is breached. Although the loan has not been accelerated and the creditor thereunder has not threatened to accelerate the loan, pursuant to IAS 1 “Presentation fo financial statements”, this loan is classified as current liability as of December 31, 2024. As of the date of the issuance of these financial statements, the Group is preparing to engage in constructive discussions with ALG to remedy this default.
[12]	Loan with “Best rate” interest for preferred clients. On March 27, 2024, Murano World increased this credit line from U.S.$1,500,000 to U.S.$2,000,000. On October 30, 2024, the Group repaid U.S.$500,000 to this loan agreement.
[13]	Sale and lease back agreement signed with Exitus Capital in December 2019 with a 36-month termination period for each tranche. See note 20 for additional details about defaults subsequent to December 31, 2024.
[14]	On October 17, 2024, Murano PV, as borrower, the major shareholders of the Group as joint obligors, and NAFIN signed a secured loan agreement up to U.S.$70,378,287. This loan is intended to assist Murano PV with its working capital. The maturity of this loan is October 28, 2027. The Group received the tranche A and part of the tranche B on October 28, 2024, in the amount of U.S.$54,942,059 at the signature date of the agreement. The interest will be capitalized during the term of the loan at the interest rate of SOFR + 3.75% for the first year, SOFR + 4.00% for the second year and SOFR + 4.25% for the third year. Not being in default of any covenants under this loan agreement is a condition for any drawdown of the remaining balance of Tranche B (used for the interest payments).
[15]	On April 9, 2024, Murano PV and the major shareholder of the Group as joint obligor, signed a loan agreement with Finamo for $100,000,000 with maturity in 6 months and a fixed annual interest rate of 22%. On December 3, 2024 the Group negotiated an extension to pay the principal amount of this loan from October 4, 2024, to November 5, 2025. See note 20 for additional details about defaults subsequent to December 31, 2024.
[16]	On September 12, 2024, the an issuance of Senior Secured Notes for U.S.$300,000,000 with maturity on September 12, 2031, and will pay semi-annual coupons at an interest rate of 11% plus a 2% of PIK interest that will be capitalized over the first three years of the notes. The Senior Secured Notes are guaranteed by a mortgage over the private units 1 and 2 of the GIC Complex as well as the collection rights of the revenues generated by the phase one of the GIC Complex (1,016 rooms). The main uses of this financing were to repay in full the balances of the secured mortgage syndicated loan of Fideicomiso Murano 2000 /CIB 3001 and the VAT credit both described in sections (1) and (2) above, respectively.